CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (unaudited) (Parenthetical) - USD ($)	2 Months Ended	5 Months Ended	9 Months Ended
	Feb. 28, 2021	May 31, 2021	Sep. 30, 2021
Series A Preferred Stock [Member]
Payments of Stock Issuance Costs	$ 205,470		$ 205,470
Series B Preferred Stock [Member]
Payments of Stock Issuance Costs		$ 890,026	890,026
Wefunder Offering [Member]
Payments of Stock Issuance Costs			53,500
Common Stock With Promissory Notes [Member]
Payments of Stock Issuance Costs			$ 65,000